TREASURY STOCK	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
TREASURY STOCK
9.	TREASURY STOCK

as of March 31, 2016 and 2017, 5,049 shares were held in treasury and are not eligible to vote.